Long-term investments	12 Months Ended
Dec. 31, 2019
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments
Long-term investments
Long-term investments consist of the following:

	2019	2018
Long-term investments carried at fair value
Atlantica (a)	$1,178,581	$814,530
AYES Canada (b)	88,494	—
San Antonio Water System (c)	27,072	—
	$1,294,147	$814,530
Other long-term investments
Equity-method investees (d)	$83,770	$29,588
Development loans receivable from equity-method investees (e)	36,204	101,417
Other	1,994	4,773
Total other long-term investments	$121,968	$135,778
Less: current portion	—	(1,407)
	$121,968	$134,371

8.	Long-term investments (continued)

Income (loss) from long-term investments from the years ended December 31, 2019 and 2018 is as follows:

	Year ended December 31
	2019	2018
Fair value gain (loss) on investments carried at fair value
Atlantica	$290,740	$(137,957)
AYES Canada	(6,649)	—
San Antonio Water System	(6,007)	—
	$278,084	$(137,957)
Dividend and interest income from investments carried at fair value
Atlantica	$69,307	$39,263
AYES Canada	25,572	—
San Antonio Water System	6,007	—
	$100,886	$39,263
Other long-term investments
Equity method loss	(9,108)	(3,082)
Interest and other income	29,230	16,958
	$399,092	$(84,818)

(a)	Investment in Atlantica
AAGES (AY Holdings) B.V. (“AY Holdings”), an entity controlled and consolidated by APUC, has a share ownership in Atlantica Yield plc ("Atlantica") of approximately 44.2% (December 31, 2018 - 41.5%). APUC has the flexibility, subject to certain conditions, to increase its ownership of Atlantica up to 48.5%. In 2019, the Company purchased 1,384,402 treasury shares of Atlantica for cash consideration of $30,000. In addition, 2,000,000 shares were received pursuant to a prepayment of $53,750. Subsequent to year-end, the prepayment purchase agreement settled with no material cash difference. During 2018, APUC purchased from Abengoa S.A. ("Abengoa") a 41.5% equity interest in Atlantica through two transactions for a total purchase price of $952,567, with a holdback of $40,000 of which $29,100 was settled in 2019 with the balance payable at a later date, subject to certain conditions. The Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in Atlantica, with changes in fair value reflected in the consolidated statements of operations.
On November 28, 2018, Abengoa-Algonquin Global Energy Solutions B.V. (“AAGES B.V.”), an equity investee of the Company, obtained a three-year secured credit facility in the amount of $306,500 and subscribed to a $305,000 preference share ownership interest in AY Holdings. The subscription proceeds were distributed by AY Holdings to the Company and used by the Company to repay the $305,000 of temporary financing used for the 2018 investment in Atlantica. The AAGES B.V. secured credit facility is collateralized through a pledge of the Atlantica shares held by AY Holdings. A collateral shortfall would occur if the net obligation as defined in the agreement would equal or exceed 50% of the market value of the Atlantica shares in which case the lenders would have the right to sell Atlantica stock to eliminate the collateral shortfall. The AAGES B.V. secured credit facility is repayable on demand if Atlantica ceases to be a public company. APUC reflects the preference share ownership issued by AY Holdings as redeemable non-controlling interest held by related party (note 17).

8.	Long-term investments (continued)

(b)	Investment in AYES Canada
On May 24, 2019, APUC and Atlantica formed Atlantica Yield Energy Solutions Canada Inc. ("AYES Canada"), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was Windlectric Inc. ("Windlectric"). APUC invested $91,918 (C$123,603) and Atlantica invested $4,834 (C$6,500) in AYES Canada, which in turn invested those funds in Amherst Island Partnership ("AIP"), the holding company of Windlectric.
APUC continues to control and consolidate AIP and Windlectric. The investment of $96,752 (C$130,103) by AYES Canada in AIP is presented as a non-controlling interest held by a related party (notes 16 and 17). The AIP partnership agreement has liquidation rights and priorities to each equity holder that are different from the underlying percentage ownership interests. As such, the share of earnings attributable to the non-controlling interest holder is calculated using the HLBV method of accounting. The Company incurred non-controlling interest calculated using the HLBV method of accounting of $nil and recorded distributions of $26,465 (C$34,373) during the year.
AYES Canada is considered to be a VIE based on the disproportionate voting and economic interests of the shareholders. Atlantica is considered to be the primary beneficiary of AYES Canada. Accordingly, APUC's investment in AYES Canada is considered an equity method investment. Under the AYES Canada shareholders agreement, starting in May 2020, APUC has the option to exchange approximately 3,500,000 shares of AYES Canada into ordinary shares of Atlantica on a one-for-one basis, subject to certain conditions. Consistent with the treatment of the Atlantica shares, the Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in AYES Canada, with changes in fair value reflected in the consolidated statements of operations. A level 3 discounted cash flow approach combined with the binomial tree approach were used to estimate the fair value of the investment. For the year, APUC recorded dividend income of $25,572 and a fair value loss of $6,649 on its investment in AYES Canada.
As at December 31, 2019, the Company's maximum exposure to loss is $88,494, which represents the fair value of the investment.

(c)	San Antonio Water System
On May 1, 2019, APUC invested $17,000 by way of a secured loan into AWUSA VR Holding LLC ("AWUSA"), a wholly owned subsidiary of Abengoa. An additional amount of $5,000 plus interest is payable at a later date, subject to certain conditions. The loan is secured by AWUSA's investment in the Vista Ridge water pipeline project. The Vista Ridge water pipeline project is a 140 mile water pipeline from Burleson County, Texas, to San Antonio, Texas. Since APUC has the power to direct the activities of AWUSA and benefits from the economics of this entity, the Company consolidates AWUSA. AWUSA's 20% interest in Vista Ridge is accounted for using the equity method.
On December 30, 2019, the Company and a third-party developer each contributed C$1,500 to the capital of a new joint venture, created for the purpose of developing infrastructure investment opportunities. The Company sold its investment in AWUSA to the joint venture in exchange for a loan receivable of $30,293. A note payable to AWUSA of $13,293 was recognized by the Company upon deconsolidation of AWUSA. The Company holds an option exercisable at any time to acquire the remaining interest at a pre-agreed price. The sale was accounted for in accordance with ASC 860, Transfers and Servicing and no gain or loss was recognized.
The joint venture is considered to be a VIE due to insufficient equity at risk to finance its operations with additional subordinated financial support. Neither APUC nor the third-party developer is considered to be the primary beneficiary since each party holds 50% voting and economic interests. Accordingly, APUC's investment in the joint venture is considered an equity method investment. The Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment, with changes in fair value reflected in the consolidated statements of operations. A level 3 discounted cash flow approach was used to estimate the fair value of the investment. For the year, APUC recorded interest income of $6,007 and a fair value loss of $6,007 on its investment in the joint venture.
As of December 31, 2019, the Company’s maximum exposure to loss is $27,072, which represents the fair value of the investment.

8.	Long-term investments (continued)
(d)Equity-method investees
The Company has non-controlling interests in various partnerships and joint ventures with a total carrying value of $83,770 (2018 - $29,588) including investments in VIEs of $59,091 (2018 - $9,581).
The Company owns a 75% interest ownership in Red Lily I, an operating 26.4 MW wind facility. APUC exercises significant influence over operating and financial policies of the Red Lily I Wind Facility. Due to certain participating rights being held by the minority investor, the decisions that which most significantly impact the economic performance of the Red Lily I Wind Facility require unanimous consent. As such, the Company accounts for the partnership using the equity method.
The Company also has 50% interests in a number of wind and solar power electric development projects and infrastructure development projects. The Company holds an option to acquire the remaining 50% interest in most development projects at a pre-agreed price. Some of the development projects include AAGES, the international development platform established with Abengoa in 2018; Sugar Creek, a 202 MW wind power development project in Logan County, Illinois; Maverick, a 490 MW wind project located in Concho County, Texas; Altavista, a 80 MW solar power project located in Campbell County, Virginia, and two approximately 150 MW wind projects in southwestern Missouri.
On April 16, 2019, the Company acquired the remaining 50% interest in Windlectric which owns a 75 MW wind generating facility ("Amherst Island Wind Facility") in the Province of Ontario for $6,362. Prior to this acquisition, APUC's 50% interest in Windlectric was recorded as an equity investment. As a result of obtaining control of the facility, the transaction was treated as an asset acquisition. APUC recorded the fair value on that date for property, plant and equipment acquired of $311,175, deferred tax asset of $3,015, working capital of $14,280 and liabilities of $1,600 for asset retirement obligation assumed; and, derecognized the existing development loan between the two parties of $316,786 (note 8(e)).
Summarized combined information for APUC's investments in significant partnerships and joint ventures is as follows:

	2019	2018
Total assets	$833,791	$360,372
Total liabilities	697,751	335,331
Net assets	136,040	25,041
APUC's ownership interest in the entities	63,624	18,042
Difference between investment carrying amount and underlying equity in net assets(a)	18,487	11,048
APUC's investment carrying amount for the entities	$82,111	$29,090

(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments and transaction costs.
Except for AAGES BV, the development projects are considered VIEs due to the level of equity at risk and the disproportionate voting and economic interests of the shareholders. The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company is obligated to provide cash advances (note 8(e)) and credit support in amounts necessary for the continued development and construction of the equity investees' projects. As of December 31, 2019, the Company had issued letters of credit and guarantees of obligations under a security of performance for a development opportunity; wind turbine or solar panel supply agreements; engineering, procurement, and construction agreements; purchase and sale agreements; interconnection agreements; energy purchase agreements; renewable energy credit agreements; equity capital contribution agreements; landowner agreements; and bridge loan agreements. The fair value of the support provided recorded as at December 31, 2019 amounts to $9,493 (2018 - $1,682). The Company is not considered the primary beneficiary of these entities as the partners have joint control and all decisions must be unanimous. Therefore, the Company accounts for its interest in these VIEs using the equity method.

8.	Long-term investments (continued)
(d)Equity-method investees (continued)
Summarized combined information for APUC's VIEs is as follows:

	2019	2018
APUC's maximum exposure in regards to VIEs
Carrying amount	$59,091	$9,581
Development loans receivable (e)	35,000	101,417
Commitments on behalf of VIEs	1,364,871	120,669
	$1,458,962	$231,667

The majority of the amounts committed on behalf of VIEs in the above relate to wind turbine or solar panel supply agreements as well as engineering, procurement, and construction agreements.

(e)	Development loans receivable from equity investees
The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company is obligated to provide cash advances and credit support (in the form of letters of credit, escrowed cash, guarantees or indemnities) in amounts necessary for the continued development and construction of the equity investees' projects. The loans bear interest at a weighted average annual rate of 7.66% (2018 - 9.90%) on outstanding principal and generally mature on the commercial operation date.